Intangible Assets - Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 28,629	$ 20,259
Accumulated Amortization	(13,834)	(11,389)
Total	14,795	8,870
Customer Related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	23,329	16,889
Accumulated Amortization	(11,880)	(10,145)
Total	11,449	6,744
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	5,300	3,370
Accumulated Amortization	(1,954)	(1,244)
Total	$ 3,346	$ 2,126